Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes		Royalties		Fees	Total Payments
Total		$ 957,104		$ 82,872		$ 67,704	$ 1,107,680
UNITED STATES | U.S. Department of the Interior [Member]
Total				7,683		203	7,886
UNITED STATES | Internal Revenue Service [Member]
Total		195					195
UNITED STATES | Public Company Accounting Oversight Board [Member]
Total						111	111
UNITED STATES | United States Treasury [Member]
Total		805					805
UNITED STATES | U.S. Customs and Border Protection [Member]
Total		1,070					1,070
UNITED STATES | United States Department of Commerce [Member]
Total						153	153
PERU | Superintendencia Nacional [Member]
Total		141,721				24	141,745
PERU | Organismo de Evaluacion y Fiscaliza [Member]
Total						438	438
PERU | Banco de la Nacion [Member]
Total		686					686
PERU | Organismo Supervisor de la Inversio [Member]
Total						728	728
PERU | Instituto Geologico Minero y Metalu [Member]
Total				842			842
PERU | Agencia de Promocion de la Inversion Privada [Member]
Total		18,812					18,812
CANADA | Saskatchewan Water Corporation [Member]
Total						3,875	3,875
CANADA | TransGas Limited [Member]
Total						11,614	11,614
CANADA | Rural Municipality of Pense 160 [Member]
Total		2,123				27	2,150
CANADA | Rural Municipality of Spy Hill [Member]
Total		5,172				9	5,181
CANADA | Langenburg Rural Municipality of 181 [Member]
Total		677					677
CANADA | Minister of Finance - Revenue Division (Saskatchewan) [Member]
Total		74,903					74,903
CANADA | Receiver General of Canada [Member]
Total		228					228
CANADA | Ministry of Energy and Resources (Saskatchewan) [Member]
Total		343,591		48,772		2,134	394,497
CANADA | Water Security Agency (Saskatchewan) [Member]
Total						566	566
CANADA | Canada Revenue Agency [Member]
Total		350,473					350,473
CANADA | City of Regina [Member]
Total						136	136
CANADA | Saskatchewan Workers Compensation Board [Member]
Total						898	898
CANADA | SaskEnergy Incorporated [Member]
Total						227	227
CANADA | Saskatchewan Power Corporation [Member]
Total						45,135	45,135
CANADA | Ministry of Treasury Board and Finance (Alberta) [Member]
Total		889					889
CANADA | Rural Municipality of Colonsay [Member]
Total		1,927					1,927
CANADA | Revenue Quebec [Member]
Total		992					992
BRAZIL | Agencia Brazileira de Meteorologia [Member]
Total	[1]					22	22
BRAZIL | Agencia Nacional de Energia Electrica [Member]
Total	[1]					44	44
BRAZIL | Agencia Nactional de Aguas [Member]
Total	[1]					262	262
BRAZIL | Agencia Nacional de Mineracao 1 [Member]
Total				10,312	[1]	5	10,318	[1]
BRAZIL | Araxa-MG Prefeitura Municipal [Member]
Total	[1]	233					233
BRAZIL | Catalao Prefeitura [Member]
Total	[1]					29	29
BRAZIL | Cia de Saneamento Basico do Estado [Member]
Total	[1]					35	35
BRAZIL | Companhia de Desenvolvimento [Member]
Total	[1]			9,303			9,303
BRAZIL | Departamento de Aguas e Energia [Member]
Total	[1]					60	60
BRAZIL | Fundo de Fomento a Mineracao [Member]
Total	[1]			1,050			1,050
BRAZIL | Fundo Especial de D do I de P Ambie [Member]
Total	[1]			1,272			1,272
BRAZIL | Fundo Especial de Desp do Gabinete [Member]
Total	[1]			195			195
BRAZIL | Goias Secretaria da Fazenda [Member]
Total		3	[1]			125	129	[1]
BRAZIL | Instituto Mineiro de Gestao das Agua [Member]
Total	[1]					66	66
BRAZIL | Ministerio da Economia 1 [Member]
Total	[1]	2,186					2,186
BRAZIL | Municipio de Tapira [Member]
Total	[1]					120	121
BRAZIL | Ouvidor Prefeitura [Member]
Total	[1]	36					36
BRAZIL | Prefeitura Municipal de Cajati [Member]
Total	[1]	147				17	164
BRAZIL | Sao Paulo Governo do Estado [Member]
Total	[1]	165					165
BRAZIL | Secretaria Fazenda de Minas Gerais [Member]
Total	[1]	89				127	217
BRAZIL | Secretaria de Estado de Fazenda [Member]
Total	[1]	3				469	473
BRAZIL | Secretaria Estado Meio Ambiente [Member]
Total	[1]					$ 41	41
BRAZIL | Agencia Nacional de Mineracao 2 [Member]
Total	[1]			$ 3,444			3,444
BRAZIL | Ministerio da Economia 2 [Member]
Total	[1]	$ 9,982					$ 9,982

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate